DWS Treasury Portfolio Expense Example - DWS US Trsy Money Fund Cl S [Member] - DWS Treasury Portfolio - DWS U.S. Treasury Money Fund Class S	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381